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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21188

Registrant Name:	PIMCO California Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number,including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2010

Date of Reporting Period:	December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO California Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—94.4%
	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev.,
	Odd Fellows Home of California, Ser. A (CA Mtg. Ins.),
$3,200	5.20%,11/15/22	NR/A	$3,225,952
11,725	5.35%,11/15/32	NR/A	11,724,179
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)	Baa1/A	842,430
1,150	Ceres Redev. Agcy., Tax Allocation, Project Area No. 1, 5.00%, 11/1/33 (NPFGC)	Baa1/A	948,210
2,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	2,187,980
550	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA-	558,806
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	NR/BBB	1,341,618
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A-	3,520,112
	Educational Facs. Auth. Rev.,
9,800	Claremont McKenna College, 5.00%, 1/1/39 (f)	Aa2/NR	10,020,598
3,300	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC-NPFGC)	Aa3/A	3,302,211
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A (f)	Aa1/AA+	10,401,200
1,695	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A	Aa3/AAA	1,768,071
	Golden State Tobacco Securitization Corp. Rev.,
11,000	5.00%, 6/1/45 (AMBAC-TCRS)	Baa2/A-	9,190,280
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	Baa2/A-	3,341,920
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser. D	A1/AA-	210,140
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
500	5.00%,3/1/33	NR/A	458,460
4,000	5.75%,9/1/39	NR/A	4,014,360
	Catholic Healthcare West, Ser. A,
1,935	6.00%,7/1/34	A2/A	2,037,265
4,000	6.00%,7/1/39	A2/A	4,231,080
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	529,325
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)	Baa1/A+	5,424,540
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A	1,988,480
1,550	5.25%,1/1/26	NR/A	1,512,335
	Infrastructure & Economic Dev. Bank Rev., Kaiser Hospital Assistance,
3,000	5.50%, 8/1/31, Ser. B	NR/A	3,007,560
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,097,600
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (NPFGC)	Baa1/A	15,947
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/A	527,380
5,600	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	A2/A	5,280,464
5,000	Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A	Aa3/AA-	5,412,700
	Los Angeles Department of Water & Power Rev. (f),
6,000	4.75%, 7/1/30, Ser. A-2 (FSA)	Aa3/AAA	6,083,820
10,000	5.00%, 7/1/39, Ser. A	Aa3/AA-	10,151,800
	Los Angeles Unified School Dist., GO,
9,580	4.75%, 1/1/28, Ser. A (NPFGC)	Aa3/AA-	9,499,911
10,000	5.00%, 1/1/34, Ser. I (f)	Aa3/AA-	10,044,900
550	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	NR/AA+	554,543
1,000	Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36	A2/AAA	1,061,170

PIMCO California Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (f)	Aa2/AAA	$5,167,000
5,280	Modesto Irrigation Dist., Capital Improvements, CP, 5.00%, 7/1/33, Ser. A (NPFGC)	A1/A+	5,123,765
3,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (FSA)	Aa3/AAA	3,016,500
200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	212,626
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC)	A1/AA-	4,821,100
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (NPFGC)	A1/A+	5,167,000
	Orange Cnty. Water Dist. Rev., CP, Ser. B (NPFGC),
4,560	5.00%,8/15/34	Aa2/AAA	4,621,286
965	5.00%,8/15/34	NR/AAA	1,080,356
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (NPFGC)	Baa1/A	1,824,980
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA-	1,205,100
1,410	Pomona Public Financing Auth. Sewer Rev., 5.00%, 12/1/37, Ser. AF (NPFGC)	A3/AA-	1,325,231
1,950	Poway Unified School Dist., Special Tax, 5.125%, 9/1/28	NR/BBB	1,768,007
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	NR/A+	4,785,750
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29 (NPFGC)	Baa1/A	457,555
3,250	Sacramento Municipal Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (NPFGC)	A1/A+	3,196,733
6,250	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. A (FSA)	Aa3/AAA	6,221,375
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (FSA)	Aa2/AAA	12,476,494
2,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	A2/A+	2,061,000
2,200	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	2,265,956
1,500	San Diego State Univ. Rev., 5.00%, 3/1/27, Ser. A (NPFGC)	Baa1/A	1,529,010
3,000	San Jose, Libraries & Parks Project, GO, 5.125%, 9/1/31	Aa1/AAA	3,054,270
13,200	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)	A3/A	11,517,792
500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	519,860
1,200	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A2/A	1,296,336
4,425	South Tahoe JT Powers Financing Auth. Rev., 5.45%, 10/1/33, Ser. A	NR/BBB	3,994,624
4,095	State Department Veteran Affairs Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aa2/AA-	4,076,122
7,300	State, GO, 6.00%, 4/1/38	Baa1/A	7,444,321
	State Public Works Board Rev.,
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	A1/A-	2,019,000
2,600	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA-	2,620,644
	Statewide Communities Dev. Auth. Rev.,
	Catholic Healthcare West,
1,200	5.50%, 7/1/31, Ser. D	A2/A	1,220,592
1,200	5.50%, 7/1/31, Ser. E	A2/A	1,220,592
7,300	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A	6,825,062
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	NR/A+	15,047,100
	Methodist Hospital Project (FHA),
2,000	6.625%, 8/1/29	Aa2/AA	2,259,320
7,200	6.75%, 2/1/38	Aa2/AA	8,090,424
3,100	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	A1/AA-	3,179,422
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/A+	10,021,000
3,505	The Internext Group, CP, 5.375%, 4/1/30	NR/BBB	3,144,055

PIMCO California Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
$8,100	5.875%,6/1/35	Baa3/NR	$6,855,921
7,000	6.00%,6/1/42	Baa3/NR	5,587,540
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	1,623,520
5,000	Tobacco Securitization Auth. Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	3,554,600
2,950	Torrance Rev., Torrance Memorial Medical Center, 5.50%, 6/1/31, Ser. A	A1/A+	2,968,939
1,000	West Basin Municipal Water Dist., CP, 5.00%, 8/1/30, Ser. A (NPFGC)	Aa3/AA-	1,020,910
2,000	Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B	NR/AA+	2,032,240
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	1,014,170
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,279,725
2,750	Woodland Finance Auth.Rev., 5.00%, 3/1/32 (XLCA)	A3/NR	2,787,208

	Total California Municipal Bonds & Notes (cost—$322,290,386)		328,119,480

OTHER MUNICIPAL BONDS & NOTES—5.2%
	Indiana—1.2%
5,000	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(b)	NR/NR	4,034,750

	New York—1.0%
3,300	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (f)	Aa2/AAA	3,381,972

	Puerto Rico—2.6%
4,420	Public Building Auth. Gov’t Facs. Rev., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB-	3,922,617

	Sales Tax Financing Corp. Rev., Ser. A,
23,200	zero coupon, 8/1/47 (AMBAC)	Aa3/AA-	2,272,904
29,200	zero coupon, 8/1/54 (AMBAC)	Aa3/AA-	1,651,552
26,300	zero coupon, 8/1/56	Aa3/AA-	1,295,801

			5,220,257

	South Dakota—0.4%
2,000	Minnehaha Cnty. Rev., Bethany Lutheran, 5.50%, 12/1/35	NR/NR	1,560,720

	Total Other Municipal Bonds & Notes (cost—$20,588,257)		18,120,316

CALIFORNIA VARIABLE RATE NOTES (a)(b)(c)(d)—0.3%
1,000	Los Angeles Community College Dist., GO, 13.56%, 8/1/33, Ser. 3096 (cost—$996,606)	NR/AA	1,026,600

SHORT-TERM INVESTMENT (e)—0.1%
	Corporate Notes—0.1%
	Financial Services—0.1%
500	International Lease Finance Corp., 0.482%, 5/24/10, FRN (cost—$465,880)	B1/BBB+	486,120

	Total Investments (cost—$344,341,129)—100.0%		$347,752,516

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $5,061,350, representing 1.5% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on December 31, 2009.

(d)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2009.

(e)	All or partial amount segregated as collateral for reverse repurchase agreements.

(f)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2009.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
TCRS—Temporary Custodian Receipts
XLCA—insured by XL Capital Assurance
Open reverse repurchase agreements at December 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Credit Susse First Boston	0.55%	12/7/09	1/12/10	$448,171	$448,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended December 31, 2009 was $692,033 at a weighted average interest rate of 0.61%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at December 31, 2009 was $486,120.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the three months ended December 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at December 31, 2009 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	12/31/09

Investments in Securities — Assets
California Municipal Bonds & Notes	—	$328,119,480	—	$328,119,480
Other Municipal Bonds & Notes	—	18,120,316	—	18,120,316
California Variable Rate Notes	—	1,026,600	—	1,026,600
Short-Term Investments	—	486,120	—	486,120

Total Investments	—	$347,752,516	—	$347,752,516

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO California Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: February 23, 2010

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer
Date: February 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: February 23, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: February 23, 2010